Annual Total Returns - Fidelity Advisor Freedom® 2020 Fund [BarChart] - 03.31 Fidelity Advisor Freedom Funds AMCIZ PRO-19 - Fidelity Advisor Freedom® 2020 Fund - Class A	Jul. 15, 2022
Bar Chart Table:
Annual Return 2012	11.28%
Annual Return 2013	12.67%
Annual Return 2014	4.85%
Annual Return 2015	(0.91%)
Annual Return 2016	6.93%
Annual Return 2017	14.97%
Annual Return 2018	(5.05%)
Annual Return 2019	18.40%
Annual Return 2020	13.04%
Annual Return 2021	8.33%